BASIC AND DILUTED EARNINGS PER SHARE - NET INCOME ATTRIBUTABLE TO ORDINARY OWNERS OF THE COMPANY (DILUTED) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BASIC AND DILUTED EARNINGS PER SHARE [abstract]
Net income attributable to ordinary owners of the Company	¥ 61,618	¥ 51,244	¥ 46,672
After tax effect of employee share option scheme of Shanghai Petrochemical		(2)	(3)
Net income attributable to ordinary owners of the company (diluted)	¥ 61,618	¥ 51,242	¥ 46,669